SALES OF MINERAL RIDGE GOLD, LLC	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SALES OF MINERAL RIDGE GOLD, LLC

5. SALES OF MINERAL RIDGE GOLD, LLC

On July 16, 2025, the Company, through its wholly-owned subsidiary, Scorpio US, entered into a definitive agreement (the "Agreement") with an arm’s length third party (the “Purchaser"), for the sale of MRG, a wholly-owned subsidiary of Scorpio US (the “Transaction”).

Under the terms of the Agreement, the Purchaser acquired all membership interests in MRG, along with the related unpatented mining claims comprising MRG’s Mineral Ridge project located in Esmeralda County, Nevada (the "Project"), for an aggregate cash purchase price of $7,500,000. $700,000 of the purchase price will be advanced by the Purchaser as a non-refundable deposit to the Company by August 7, 2025 (received). $4,300,000 is due upon closing, which is expected to occur no later than August 25, 2025 (received). On completion of the Transaction, $1,500,000 of the purchase price will be retained in escrow as an indemnification holdback, with such funds being released to the Company on the 3-month (as to 50%, received) and 9-month (as to 50%, received) anniversaries of the closing date, as well as an additional $1,000,000 to be paid on the 12-month anniversary of the closing date, by the Purchaser to the Company. The Purchaser will also replace or assume the reclamation bond obligations of the Company and Scorpio US related to the Project. Certain assets associated with the Project will be retained by the Company and transferred to its subsidiary, Scorpio US, in advance of closing.

On August 25, 2025, the Transaction was closed. As at August 25, 2025, the Company measured the present value of the $2,500,000 of proceeds to be received in future dates as at $2,376,488, using a discount rate of 7.30% as determined from its incremental borrowing rate.

The sales of MRG resulted in a gain of $9,158,869. Details of the disposal are as follows

$
Carrying amounts of net liabilities over which control was lost:
Assets
Prepaid expenses	180,914
Reclamation deposits (Note 6)	9,000,000
Property, plant and equipment (Note 7)	3,285,680
Total assets	12,466,594

Liabilities
Accounts payable and accrued liabilities	(131,678)
Provision for environmental rehabilitation (Note 10)	(14,111,226)
Total liabilities	(14,242,904)
Net liabilities disposed	(1,776,310)

Consideration
Cash received	5,000,000
Other receivable	2,376,488
Transaction costs	(36,074)
Working capital adjustments	42,145
Total consideration	7,382,559

Gain on disposal of MRG	9,158,869